Related Party Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Other receivables from related parties	¥ 112,320		¥ 57,608		$ 16,336
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB35,953 and RMB5,763 as of December 31, 2017 and 2018, respectively)	5,763		35,953		$ 838
Purchase from related parties	14,733	$ 2,143	1,296	¥ 1,321
A related party	1,311,852	$ 190,801	739,464	299,827
Selling and marketing expenses	24,598		3,327	166
Interest expense from related party	333		1,271	1,489
Xiaomi Inc.
Related Party Transaction [Line Items]
Selling and marketing expenses	20,824		3,327	166
Guangzhou Xiaomi
Related Party Transaction [Line Items]
Selling and marketing expenses	3,774
Xiaomi Software
Related Party Transaction [Line Items]
Interest expense from related party	440		1,761	1,761
Xiaomi H.K. Limited
Related Party Transaction [Line Items]
Interest income	107		490	272
Xiaomi Telecommunication Technology
Related Party Transaction [Line Items]
Accounts receivable from a relate party	260,984		249,548
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB35,953 and RMB5,763 as of December 31, 2017 and 2018, respectively)	3,876		1,225
Purchase from related parties	18,235		1,685	1,327
A related party	1,311,852		739,464	¥ 299,827
Xiaomi H.K. Limited
Related Party Transaction [Line Items]
Other receivables from related parties			33,448
Xiaomi Inc.
Related Party Transaction [Line Items]
Other receivables from related parties	112,320		24,160
Xiaomi Software
Related Party Transaction [Line Items]
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB35,953 and RMB5,763 as of December 31, 2017 and 2018, respectively)			32,228
Guangzhou Xiaomi
Related Party Transaction [Line Items]
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB35,953 and RMB5,763 as of December 31, 2017 and 2018, respectively)	¥ 1,887
Tianjin Jinxing
Related Party Transaction [Line Items]
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB35,953 and RMB5,763 as of December 31, 2017 and 2018, respectively)			¥ 2,500